EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2014

The following replaces the table under “Share Ownership.” in “Management and Organization”:

Dollar Range of Equity Securities Owned by
Fund Name	Scott E. Eston(2)	Thomas E. Faust Jr.(1)	Allen R. Freedman(2)	Valerie A. Mosley(2)(4)	William H. Park(2)	Ronald A. Pearlman(2)	Helen Frame Peters(2)	Lynn A. Stout(2)	Harriett Tee Taggart(2)	Ralph F. Verni(2)
Tax-Managed Equity Asset Allocation Fund	None	None	None	None	None	None	None	None	None	None
Tax-Managed Global Dividend Income Fund	None	$10,001-$50,000	None	None	$10,001-$50,000	None	None	None	None	None
Tax-Managed Multi-Cap Growth Fund	None	$10,001-$50,000	None	None	None	None	None	None	None	None
Tax-Managed Small-Cap Fund	None	$10,001-$50,000	None	None	None	None	None	None	$10,001-$50,000	None
Tax-Managed Small-Cap Value Fund	None	None	None	None	None	None	None	None	None	None
Tax-Managed Value Fund	None	$10,001-$50,000	None	None	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities Owned in Funds Overseen by Trustee in the Eaton Vance Family of Funds	over $100,000(3)	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000	over $100,000

(1)

Interested Trustee.

(2)

Noninterested Trustees.

(3)

Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

(4)

Ms. Mosley was appointed as a Trustee effective January 1, 2014.

March 19, 2014